BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Weighted Average Number of Shares Outstanding (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Income from continuing operations attributable to Global Payments	$ 237,081	$ 240,826	$ 1,323,711	$ 643,928	$ (177,719)
Income from discontinued operations attributable to Global Payments	68,653	72,481	246,654	342,305	289,212
Net income attributable to Global Payments	$ 305,734	$ 313,307	$ 1,570,365	$ 986,233	$ 111,493
Basic weighted-average number of shares outstanding (in shares)	246,749	256,926	254,291	261,126	275,191
Plus: Dilutive effect of stock options and other share-based awards (in shares)	411	662	554	572	385
Diluted weighted-average number of shares outstanding (in shares)	247,160	257,588	254,845	261,698	275,576